UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2019
UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2019	January 31, 2018
Cash and U.S. Government securities	$33,004,122	$24,112,286
Distribution payable	(18,236,814)	(15,481,612)

Unallocated cash and U.S. Government securities	$14,767,308	$8,630,674

Schedule of reconciliation of Trust's Unallocated Reserve

Unallocated Reserve, January 31, 2018	$10,606,675

Net income	45,559,044
Distributions declared	(39,360,030)

Unallocated Reserve, January 31, 2019	$16,805,689